PENSIONS AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS, Actuarial Assumptions (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Bottom of Range [Member]
Actuarial assumptions [Abstract]
Discount Rate	0.30%	0.60%	1.30%
Future Salary Increase (above Inflation Rate)	1.50%	2.10%	1.90%
Inflation Rate	1.50%	1.60%	1.70%
Top of Range [Member]
Actuarial assumptions [Abstract]
Discount Rate	2.00%	2.70%	3.80%
Future Salary Increase (above Inflation Rate)	4.00%	3.60%	3.70%
Inflation Rate	2.00%	2.10%	2.30%
Discount Rate [Member] | 0.25% Decrease in Inflation Rate [Member]
Actuarial assumptions [Abstract]
Percentage of increase (decrease) in the defined benefits obligation	3.60%
Inflation Rate [Member] | 0.25% Increase in Inflation Rate [Member]
Actuarial assumptions [Abstract]
Percentage of increase (decrease) in the defined benefits obligation	(3.30%)